Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes (Tables) [Line Items]
Schedule of federal income tax expense (benefit)
	As of December 31,
	2019	2020
Current	$—	$—
Deferred	37	(84)
Income tax expense (benefit)	$37	$(84)

Schedule of tax expense (benefit) based on the statutory rate to the Company’s actual tax expense (benefit)
	As of December 31,
	2019	2020
Statutory tax expense (benefit)	$(12,001)	$(25,241)
Warrants – mark to market	19	14,552
Research and development	(1,530)	(1,170)
Change in valuation allowance	13,488	11,435
Other, net	61	340
Income tax expense (benefit)	$37	$(84)

Schedule of net deferred tax assets and the valuation allowance
	As of December 31,
	2019	2020
Deferred tax assets:
Net operating loss carryforwards	$61,824	$73,364
Tax credit forwards	3,704	4,780
Unearned premium reserves	97	103
Discounting of unpaid losses	155	167
Stock compensation	395	501
Other	—	1,048
Total deferred tax assets	66,175	79,963
Deferred tax liabilities:
Depreciation & Amortization	(3,914)	(3,691)
Other	(185)	—
Total deferred tax liabilities	(4,099)	(3,691)
Net deferred tax assets	62,076	76,272
Less valuation allowance	(62,160)	(76,272)
Balance end of year	$(84)	$—

Schedule of total gross unrecognized tax benefit liabilities
	Year Ended December 31,
	2019	2020
Gross unrecognized tax benefit, beginning of the year	$854	$1,364
Increases related to tax positions taken during current year	510	390
Gross unrecognized tax benefit, ending balance	$1,364	$1,754

Insu acquisition corp. II [Member]
Income Taxes (Tables) [Line Items]
Schedule of federal income tax expense (benefit)
	December 31, 2020	December 31, 2019

Federal
Current	$—	$—
Deferred	(119,930)	—

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	119,930	—

Income tax provision	$—	$—

Schedule of tax expense (benefit) based on the statutory rate to the Company’s actual tax expense (benefit)
	December 31, 2020	December 31, 2019
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Valuation allowance	(21.0)%	(21.0)%
Income tax provision	(0.00)%	(0.00)%

Schedule of net deferred tax assets and the valuation allowance
	December 31, 2020	December 31, 2019

Deferred tax assets
Net operating loss carryforward	$16,522	$—
Business Combination Expenses	103,408	—
Total deferred tax assets	119,930	—
Valuation Allowance	(119,930)	—
Deferred tax assets, net of allowance	—	—